Schedule of Investments (unaudited)	iShares® Morningstar Mid-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Huntington Ingalls Industries Inc.	2,589	$561,399
Textron Inc.	13,595	892,376
		1,453,775
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	10,092	1,117,184
Expeditors International of Washington Inc.	8,962	952,213
GXO Logistics Inc.(a)	4,779	229,392
		2,298,789
Airlines — 1.3%
American Airlines Group Inc.(a)	77,562	1,063,375
Delta Air Lines Inc.(a)	29,943	952,187
Southwest Airlines Co.(a)(b)	70,961	2,705,033
United Airlines Holdings Inc.(a)	39,145	1,438,579
		6,159,174
Auto Components — 0.8%
Aptiv PLC(a)	13,438	1,409,512
BorgWarner Inc.	28,609	1,100,302
Gentex Corp.	13,594	383,623
Lear Corp.	7,174	1,084,278
		3,977,715
Banks — 5.9%
Citizens Financial Group Inc.	58,699	2,228,801
Comerica Inc.	15,676	1,219,122
Commerce Bancshares Inc.	13,167	914,975
Cullen/Frost Bankers Inc.	6,848	892,979
East West Bancorp. Inc.	17,017	1,221,480
Fifth Third Bancorp.	82,106	2,801,457
First Citizens BancShares Inc./NC, Class A	1,602	1,212,201
First Horizon Corp.	64,080	1,432,829
First Republic Bank/CA	7,570	1,231,715
Huntington Bancshares Inc./OH	172,234	2,288,990
KeyCorp	111,612	2,042,500
M&T Bank Corp.	21,471	3,810,029
Regions Financial Corp.	111,835	2,368,665
Signature Bank/New York NY	3,371	625,556
SVB Financial Group(a)	4,721	1,905,160
Webster Financial Corp.	21,376	992,915
Western Alliance Bancorp.	7,903	603,631
Zions Bancorp. NA	18,165	990,901
		28,783,906
Beverages — 0.3%
Molson Coors Beverage Co., Class B	22,575	1,348,856
Biotechnology — 1.0%
Biogen Inc.(a)	17,526	3,769,142
United Therapeutics Corp.(a)	5,429	1,254,479
		5,023,621
Building Products — 2.1%
A O Smith Corp.	9,268	586,386
Allegion PLC	5,194	549,006
Builders FirstSource Inc.(a)	11,785	801,380
Carrier Global Corp.	65,408	2,650,986
Fortune Brands Home & Security Inc., NVS	15,621	1,088,471
Lennox International Inc.	2,439	584,214
Masco Corp.	28,265	1,565,316
Owens Corning	7,599	704,731
Security	Shares	Value

Building Products (continued)
Trane Technologies PLC	12,820	$1,884,412
		10,414,902
Capital Markets — 4.9%
Ameriprise Financial Inc.	13,154	3,550,528
Bank of New York Mellon Corp. (The)	88,938	3,865,246
Carlyle Group Inc. (The)	16,980	660,692
Coinbase Global Inc., Class A(a)(b)	4,025	253,414
Franklin Resources Inc.	33,621	922,896
Invesco Ltd.	40,484	718,186
Jefferies Financial Group Inc.	23,047	750,641
KKR & Co. Inc.	29,131	1,615,605
Nasdaq Inc.	6,882	1,244,954
Northern Trust Corp.	24,937	2,488,214
Raymond James Financial Inc.	9,461	931,625
SEI Investments Co.	5,684	314,666
State Street Corp.	43,934	3,121,071
T Rowe Price Group Inc.	27,201	3,358,507
		23,796,245
Chemicals — 4.2%
Celanese Corp.	12,972	1,524,340
CF Industries Holdings Inc.	24,964	2,383,812
DuPont de Nemours Inc.	36,050	2,207,342
Eastman Chemical Co.	15,442	1,481,351
FMC Corp.	8,700	966,570
International Flavors & Fragrances Inc.	30,498	3,783,277
LyondellBasell Industries NV, Class A	30,974	2,760,403
Mosaic Co. (The)	43,323	2,281,389
Olin Corp.	6,590	344,459
PPG Industries Inc.	15,584	2,014,855
RPM International Inc.	7,745	700,148
Westlake Corp.(b)	1,574	153,213
		20,601,159
Communications Equipment — 0.9%
Ciena Corp.(a)	7,620	393,192
F5 Inc.(a)	3,010	503,754
Juniper Networks Inc.	38,583	1,081,481
Motorola Solutions Inc.	9,734	2,322,435
		4,300,862
Construction & Engineering — 0.4%
AECOM	7,712	555,264
Quanta Services Inc.(b)	9,525	1,321,403
		1,876,667
Consumer Finance — 1.0%
Ally Financial Inc.	38,712	1,280,206
Credit Acceptance Corp.(a)(b)	318	183,139
Discover Financial Services	12,429	1,255,329
Synchrony Financial	59,956	2,007,327
		4,726,001
Containers & Packaging — 2.3%
Amcor PLC	179,455	2,323,942
AptarGroup Inc.	4,271	460,243
Avery Dennison Corp.	3,390	645,659
Ball Corp.	14,778	1,085,001
Berry Global Group Inc.(a)(b)	15,621	900,551
Crown Holdings Inc.	6,541	665,089
International Paper Co.	44,368	1,897,619
Packaging Corp. of America	11,223	1,578,066
Sealed Air Corp.	6,380	389,946

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Westrock Co.	30,547	$1,293,971
		11,240,087
Distributors — 0.7%
Genuine Parts Co.	16,944	2,590,229
LKQ Corp.	15,288	838,394
		3,428,623
Diversified Consumer Services — 0.2%
Service Corp. International	9,825	731,569

Diversified Financial Services — 0.6%
Apollo Global Management Inc.	21,629	1,235,016
Equitable Holdings Inc.	42,488	1,207,934
Voya Financial Inc.	6,256	376,361
		2,819,311
Diversified Telecommunication Services — 0.2%
Lumen Technologies Inc.	111,439	1,213,571

Electric Utilities — 6.1%
Alliant Energy Corp.	30,029	1,829,667
Avangrid Inc.	8,311	404,995
Constellation Energy Corp.(b)	24,044	1,589,308
Edison International.	45,619	3,091,600
Entergy Corp.	24,338	2,802,034
Evergy Inc.	27,473	1,875,307
Eversource Energy	41,274	3,641,192
FirstEnergy Corp.	68,326	2,808,199
NRG Energy Inc.	13,139	495,997
OGE Energy Corp.	24,025	986,947
PG&E Corp.(a)	180,827	1,963,781
Pinnacle West Capital Corp.	13,494	991,404
PPL Corp.	88,067	2,560,988
Xcel Energy Inc.	65,181	4,769,946
		29,811,365
Electrical Equipment — 1.1%
AMETEK Inc.	9,102	1,124,097
Hubbell Inc.	3,652	799,861
Regal Rexnord Corp.	8,042	1,080,041
Rockwell Automation Inc.	6,195	1,581,460
Sensata Technologies Holding PLC	18,848	838,170
		5,423,629
Electronic Equipment, Instruments & Components — 1.4%
Arrow Electronics Inc.(a)	7,926	1,015,875
CDW Corp./DE	7,277	1,320,994
Corning Inc.	49,935	1,835,611
Flex Ltd.(a)(b)	55,731	936,281
Jabil Inc.	16,952	1,005,932
TD SYNNEX Corp.	4,934	495,472
		6,610,165
Energy Equipment & Services — 0.5%
Baker Hughes Co.	49,153	1,262,741
Halliburton Co.	40,251	1,179,354
		2,442,095
Entertainment — 1.0%
AMC Entertainment Holdings Inc., Class A(a)	62,049	903,433
Electronic Arts Inc.	12,963	1,701,134
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,015	62,920
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	9,551	647,271
Live Nation Entertainment Inc.(a)	5,427	510,084
Playtika Holding Corp.(a)	7,743	95,007
Security	Shares	Value

Entertainment (continued)
Take-Two Interactive Software Inc.(a)	6,253	$829,961
		4,749,810
Equity Real Estate Investment Trusts (REITs) — 8.6%
Alexandria Real Estate Equities Inc.	9,895	1,640,393
Americold Realty Trust Inc.	32,156	1,053,109
Apartment Income REIT Corp.	9,216	417,853
AvalonBay Communities Inc.	8,635	1,847,372
Boston Properties Inc.	17,080	1,557,013
Brixmor Property Group Inc.	22,221	515,083
CubeSmart	9,654	442,829
Equity LifeStyle Properties Inc.	6,494	477,439
Equity Residential	23,460	1,839,029
Essex Property Trust Inc.	4,072	1,166,750
Extra Space Storage Inc.	5,077	962,193
Federal Realty Investment Trust	4,377	462,255
Gaming and Leisure Properties Inc.	28,180	1,465,078
Healthpeak Properties Inc.	26,624	735,621
Iron Mountain Inc.(b)	34,791	1,687,016
Kilroy Realty Corp.	6,993	378,881
Kimco Realty Corp.	74,027	1,636,737
Lamar Advertising Co., Class A	6,417	648,502
Life Storage Inc.	3,919	493,363
Medical Properties Trust Inc.	71,661	1,235,436
Mid-America Apartment Communities Inc.	5,762	1,070,176
National Retail Properties Inc.	21,112	1,005,142
Realty Income Corp.	43,738	3,236,175
Regency Centers Corp.	7,999	515,376
STORE Capital Corp.	30,328	880,119
UDR Inc.	13,174	637,622
Ventas Inc.	47,834	2,572,512
VICI Properties Inc.	115,245	3,940,226
Vornado Realty Trust	19,005	577,562
Welltower Inc.	31,938	2,757,527
Weyerhaeuser Co.	50,050	1,817,816
WP Carey Inc.(b)	23,088	2,061,758
		41,733,963
Food & Staples Retailing — 1.8%
Albertsons Companies Inc., Class A	12,728	341,747
BJ’s Wholesale Club Holdings Inc.(a)	10,126	685,530
Kroger Co. (The)	78,513	3,646,144
U.S. Foods Holding Corp.(a)	15,813	498,109
Walgreens Boots Alliance Inc.	85,797	3,399,277
		8,570,807
Food Products — 3.5%
Bunge Ltd.	18,170	1,677,636
Campbell Soup Co.	24,139	1,191,260
Conagra Brands Inc.	57,437	1,964,920
Darling Ingredients Inc.(a)	12,360	856,301
Hershey Co. (The)	6,178	1,408,337
Hormel Foods Corp.	18,338	904,797
JM Smucker Co. (The)	12,986	1,718,307
Kellogg Co.	30,327	2,241,772
Lamb Weston Holdings Inc.	6,099	485,846
McCormick & Co. Inc./MD, NVS	14,132	1,234,430
Tyson Foods Inc., Class A	34,890	3,070,669
		16,754,275
Gas Utilities — 0.6%
Atmos Energy Corp.	16,640	2,019,930

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
UGI Corp.	25,077	$1,082,323
		3,102,253
Health Care Equipment & Supplies — 1.3%
Baxter International Inc.	32,259	1,892,313
DENTSPLY SIRONA Inc.	16,128	583,188
Hologic Inc.(a)	13,661	975,122
Zimmer Biomet Holdings Inc.	25,081	2,768,692
		6,219,315
Health Care Providers & Services — 3.0%
AmerisourceBergen Corp.	18,049	2,633,890
Cardinal Health Inc.	32,619	1,942,788
Chemed Corp.	877	421,916
DaVita Inc.(a)(b)	4,286	360,710
Henry Schein Inc.(a)	16,545	1,304,242
Laboratory Corp. of America Holdings	11,094	2,908,736
Molina Healthcare Inc.(a)	3,468	1,136,533
Quest Diagnostics Inc.	14,049	1,918,672
Tenet Healthcare Corp.(a)	12,949	856,188
Universal Health Services Inc., Class B	8,061	906,621
		14,390,296
Hotels, Restaurants & Leisure — 1.6%
Aramark	30,726	1,026,248
Carnival Corp.(a)(b)	116,764	1,057,882
Darden Restaurants Inc.	8,217	1,022,934
Expedia Group Inc.(a)	9,870	1,046,714
Las Vegas Sands Corp.(a)	41,196	1,552,677
Norwegian Cruise Line Holdings Ltd.(a)(b)	50,047	608,071
Royal Caribbean Cruises Ltd.(a)	11,749	454,804
Wynn Resorts Ltd.(a)	12,602	799,975
		7,569,305
Household Durables — 2.1%
DR Horton Inc.	20,705	1,615,611
Garmin Ltd.	11,500	1,122,630
Lennar Corp., Class A	30,951	2,630,835
Lennar Corp., Class B	1,859	126,189
Mohawk Industries Inc.(a)	6,183	794,392
Newell Brands Inc.	43,986	888,957
NVR Inc.(a)	158	694,110
PulteGroup Inc.	28,377	1,237,805
Whirlpool Corp.	6,711	1,160,130
		10,270,659
Household Products — 0.6%
Church & Dwight Co. Inc.	9,984	878,293
Clorox Co. (The)	14,730	2,089,303
		2,967,596
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The)	79,967	1,776,867
Vistra Corp.	51,765	1,338,125
		3,114,992
Insurance — 5.7%
Aflac Inc.	70,923	4,063,888
Alleghany Corp.(a)	814	681,709
Allstate Corp. (The)	32,909	3,849,366
American Financial Group Inc./OH	7,959	1,063,959
Arch Capital Group Ltd.	26,812	1,190,453
Arthur J Gallagher & Co.	9,177	1,642,591
Assurant Inc.	3,729	655,484
Cincinnati Financial Corp.	7,312	711,750
Security	Shares	Value

Insurance (continued)
CNA Financial Corp.	3,343	$141,810
Erie Indemnity Co., Class A, NVS	1,537	312,564
Everest Re Group Ltd.	2,473	646,319
Fidelity National Financial Inc.	33,641	1,344,294
Globe Life Inc.	10,880	1,095,943
Hartford Financial Services Group Inc. (The)	39,356	2,537,281
Lincoln National Corp.	19,395	995,739
Loews Corp.	13,057	760,570
Markel Corp.(a)	647	839,250
Old Republic International Corp.	34,441	801,442
Principal Financial Group Inc.	28,062	1,878,470
Reinsurance Group of America Inc.	8,039	930,756
W R Berkley Corp.	9,142	571,649
Willis Towers Watson PLC	5,178	1,071,535
		27,786,822
Interactive Media & Services — 0.1%
IAC/InterActiveCorp.(a)	6,179	423,261

Internet & Direct Marketing Retail — 0.7%
eBay Inc.	66,999	3,258,161

IT Services — 0.9%
Akamai Technologies Inc.(a)	7,929	762,929
Concentrix Corp.	1,928	257,889
DXC Technology Co.(a)	29,343	927,239
FleetCor Technologies Inc.(a)	3,515	773,616
Genpact Ltd.	11,645	559,892
SS&C Technologies Holdings Inc.	16,230	960,329
		4,241,894
Leisure Products — 0.2%
Hasbro Inc.	7,849	617,873
Mattel Inc.(a)	21,615	501,468
		1,119,341
Life Sciences Tools & Services — 0.1%
Syneos Health Inc.(a)	7,887	624,177

Machinery — 4.2%
AGCO Corp.	4,782	520,855
Cummins Inc.	16,885	3,736,819
Dover Corp.	8,506	1,137,082
Fortive Corp.	21,881	1,410,231
Lincoln Electric Holdings Inc.(b)	2,259	319,513
Middleby Corp. (The)(a)	3,325	481,094
Otis Worldwide Corp.	23,952	1,872,328
PACCAR Inc.	27,348	2,502,889
Parker-Hannifin Corp.	9,282	2,683,333
Pentair PLC	13,002	635,668
Snap-on Inc.	6,397	1,433,248
Stanley Black & Decker Inc.	18,071	1,758,850
Toro Co. (The)	5,289	454,801
Westinghouse Air Brake Technologies Corp.(b)	12,914	1,207,072
		20,153,783
Media — 2.1%
Cable One Inc.	272	374,457
DISH Network Corp., Class A(a)	29,943	520,110
Fox Corp., Class A, NVS	37,220	1,232,354
Fox Corp., Class B	17,267	533,550
Interpublic Group of Companies Inc. (The)	47,173	1,409,058
Liberty Media Corp.-Liberty SiriusXM, Class A, NVS(a)(b)	9,565	381,165
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	18,823	749,532

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
News Corp., Class A, NVS	46,389	$795,107
News Corp., Class B	14,371	248,331
Omnicom Group Inc.	24,638	1,720,718
Paramount Global, Class A, NVS	1,100	29,744
Paramount Global, Class B, NVS	72,834	1,722,524
Sirius XM Holdings Inc.(b)	40,556	270,914
		9,987,564
Metals & Mining — 1.2%
Alcoa Corp.	22,026	1,120,903
Cleveland-Cliffs Inc.(a)(b)	57,315	1,015,049
Reliance Steel & Aluminum Co.	7,425	1,412,606
Steel Dynamics Inc.	21,474	1,672,395
U.S. Steel Corp.	31,124	736,083
		5,957,036
Mortgage Real Estate Investment — 0.3%
Annaly Capital Management Inc.	187,170	1,287,730

Multi-Utilities — 4.8%
Ameren Corp.	30,902	2,877,594
CenterPoint Energy Inc.	75,329	2,387,176
CMS Energy Corp.	19,685	1,352,950
Consolidated Edison Inc.	42,400	4,209,048
DTE Energy Co.	23,186	3,021,136
NiSource Inc.	48,612	1,477,805
Public Service Enterprise Group Inc.	59,748	3,923,651
WEC Energy Group Inc.	37,748	3,918,620
		23,167,980
Multiline Retail — 0.6%
Dollar Tree Inc.(a)	11,211	1,853,851
Kohl’s Corp.	15,356	447,474
Macy’s Inc.	34,017	600,400
		2,901,725
Oil, Gas & Consumable Fuels — 6.6%
Antero Resources Corp.(a)	33,805	1,340,030
APA Corp.	17,928	666,384
Chesapeake Energy Corp.	13,525	1,273,649
Continental Resources Inc./OK	6,935	477,752
Coterra Energy Inc.	35,524	1,086,679
Devon Energy Corp.	73,455	4,616,647
Diamondback Energy Inc.	19,966	2,556,047
EQT Corp.	14,263	628,000
Hess Corp.(b)	21,628	2,432,501
Kinder Morgan Inc.	233,365	4,198,236
Marathon Oil Corp.	84,710	2,100,808
ONEOK Inc.	31,082	1,856,839
Ovintiv Inc.	30,995	1,583,535
Phillips 66	57,575	5,124,175
Southwestern Energy Co.(a)	134,009	946,104
Targa Resources Corp.	17,498	1,209,287
		32,096,673
Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC(a)	7,442	1,161,399
Organon & Co.	30,288	960,735
Royalty Pharma PLC, Class A	43,255	1,881,160
Viatris Inc.	145,201	1,406,998
		5,410,292
Professional Services — 1.1%
Booz Allen Hamilton Holding Corp.	8,084	775,902
Dun & Bradstreet Holdings Inc.(a)	12,432	195,928
Security	Shares	Value

Professional Services (continued)
Jacobs Engineering Group Inc.	7,966	$1,093,732
Leidos Holdings Inc.	16,366	1,751,162
Nielsen Holdings PLC	42,953	1,028,724
Robert Half International Inc.	6,619	523,828
		5,369,276
Real Estate Management & Development — 0.7%
CBRE Group Inc., Class A(a)	25,191	2,156,853
Jones Lang LaSalle Inc.(a)	5,835	1,112,560
		3,269,413
Road & Rail — 0.3%
AMERCO	555	298,079
Avis Budget Group Inc.(a)	1,856	337,848
Hertz Global Holdings Inc.(a)(b)	5,906	126,507
Knight-Swift Transportation Holdings Inc.(b)	9,766	536,642
Lyft Inc., Class A(a)	17,075	236,659
		1,535,735
Semiconductors & Semiconductor Equipment — 0.7%
First Solar Inc.(a)	6,532	647,778
Qorvo Inc.(a)	7,551	785,833
Skyworks Solutions Inc.	13,050	1,420,884
Wolfspeed Inc.(a)	9,071	755,614
		3,610,109
Software — 0.6%
Citrix Systems Inc.	6,609	670,219
Guidewire Software Inc.(a)	5,932	461,035
NortonLifeLock Inc.	69,687	1,709,422
		2,840,676
Specialty Retail — 2.1%
Advance Auto Parts Inc.	3,890	753,182
AutoNation Inc.(a)	4,249	504,526
AutoZone Inc.(a)	943	2,015,559
Bath & Body Works Inc.	19,421	690,222
Best Buy Co. Inc.	24,249	1,866,931
CarMax Inc.(a)	10,170	1,012,322
GameStop Corp., Class A(a)(b)	16,312	554,771
Lithia Motors Inc.	1,746	463,179
Penske Automotive Group Inc.	3,561	407,699
RH(a)	1,033	288,651
Tractor Supply Co.	5,430	1,039,736
Williams-Sonoma Inc.	4,658	672,708
		10,269,486
Technology Hardware, Storage & Peripherals — 2.6%
Dell Technologies Inc., Class C	32,854	1,480,401
Hewlett Packard Enterprise Co.	155,598	2,215,715
HP Inc.	126,059	4,209,110
NetApp Inc.	17,082	1,218,459
Seagate Technology Holdings PLC	23,668	1,892,967
Western Digital Corp.(a)	37,498	1,841,152
		12,857,804
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.(a)	11,494	559,528
Tapestry Inc.	30,217	1,016,198
		1,575,726
Trading Companies & Distributors — 0.9%
Fastenal Co.	27,956	1,435,820
United Rentals Inc.(a)	4,161	1,342,630
Watsco Inc.(b)	1,509	413,391

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger Inc.	2,066	$1,122,933
		4,314,774
Water Utilities — 0.4%
American Water Works Co. Inc.	8,401	1,305,851
Essential Utilities Inc.	11,108	576,950
		1,882,801

Total Long-Term Investments — 99.7%
(Cost: $442,689,912)		483,867,597

Short-Term Securities

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	12,949,847	12,948,552
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	1,030,000	1,030,000

Total Short-Term Securities — 2.9%
(Cost: $13,977,147)		13,978,552

Total Investments in Securities — 102.6%
(Cost: $456,667,059)		497,846,149

Liabilities in Excess of Other Assets — (2.6)%		(12,454,630)

Net Assets — 100.0%		$485,391,519

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,213,576	$2,735,845	(a)	$—	$249	$(1,118)	$12,948,552	12,949,847	$30,128	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	865,000	165,000	(a)	—	—	—	1,030,000	1,030,000	2,035		—
					$249	$(1,118)	$13,978,552		$32,163		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	3	09/16/22	$224	$19,653

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF

July 31, 2022

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P Mid 400 E-Mini Index	5	09/16/22	$1,257	$86,109
				$105,762

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$483,867,597	$—	$—	$483,867,597
Money Market Funds	13,978,552	—	—	13,978,552
	$497,846,149	$—	$—	$497,846,149
Derivative financial instruments(a)
Assets
Futures Contracts	$105,762	$—	$—	$105,762

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust